Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (years)	5 years 9 months 18 days	5 years 8 months 23 days
Volatility, minimum	59.46%	59.76%
Volatility, maximum	61.84%	67.02%
Weighted-average volatility	61.00%	62.00%
Risk-free interest rate, minimum	0.93%	0.885%
Risk-free interest rate, maximum	1.61%	1.152%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 0.60	$ 0.54